Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities	6 Months Ended
Jun. 30, 2021 USD ($)
Schedule of fair value of warrant liabilities [Abstract]
Fair value as of January 1, 2021	$ 21,326,490
Change in valuation inputs or other assumptions	(9,700,560) [1]
Fair value as of June 30, 2021	$ 11,625,930

[1]	Changes in valuation are recognized as a change in fair value of warrant liabilities in the condensed consolidated statement of operations.